LEGAL PROCEEDINGS (Details) $ in Millions			1 Months Ended
	Oct. 22, 2023 USD ($)	Aug. 14, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 lawsuit
Multi-district antitrust class and state claims
Disclosure of contingent liabilities [line items]
Legal settlement | $	$ 385	$ 30	$ 103
Civil Opioid Litigation, MDL
Disclosure of contingent liabilities [line items]
Number of civil lawsuits				400
Number of motions to remand				50
Civil Opioid Litigation, Other
Disclosure of contingent liabilities [line items]
Number of civil lawsuits				35
Tooth Damage Allegations
Disclosure of contingent liabilities [line items]
Number of civil lawsuits				40